As filed with the Securities and Exchange Commission on November 21, 2006

                                            1933 Act Registration No. 333-138259

--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

      [X]      Pre-Effective                      [  ]     Post-Effective
               Amendment No. 1                             Amendment No.

                               PHOENIX SERIES FUND
                          (Phoenix Capital Growth Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301

                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                    Counsel and Secretary for the Registrant
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06103-2899

                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

         The Registrant has registered an indefinite amount of securities of its Phoenix Capital Growth Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 2005 was filed with the Commission on January 25, 2006.

         This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14AE of Phoenix Series Fund, filed with the Securities and Exchange Commission on October 27, 2006 (Accession No. 0000949377-06-000911; File No. 333-138259), is being filed to delay the effectiveness of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                               PHOENIX SERIES FUND

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

         The Agreement and Declaration of Trust of Phoenix Series Fund (the "Trust") dated August 17, 2000, and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 92 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed on November 30, 2000.

2(a). Amended and Restated By-Laws of the Registrant, adopted November 16, 2005, are incorporated herein by reference to Post-Effective Amendment No. 101 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 ("Post-Effective Amendment No. 101").

2(b). Amendment No. 1, dated August 23, 2006, to the Amended and Restated By-Laws of the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 101.

3.       Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.       None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Registrant, dated as of November 20, 2002. Incorporated herein by reference to Post-Effective Amendment No. 96 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 27, 2004 ("Post-Effective Amendment No. 96").

6(b). First Amendment to the Amended and Restated Investment Advisory Agreement between PIC and the Registrant, dated January 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 100 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 13, 2006 ("Post-Effective Amendment No. 100").

6(c). Subadvisory Agreement between PIC and Harris Investment Management, Inc., dated June 28, 2006, covering Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund. Incorporated herein by reference to Post-Effective Amendment No. 101.

7(a). Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO"), dated November 19, 1997. Incorporated herein by reference to Post-Effective Amendment No. 85 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 29, 1997("Post-Effective Amendment No. 85").

7(b). Form of Sales Agreement between PEPCO and dealers (June 2006). Incorporated herein by reference to Post-Effective Amendment No. 101.

8.       None.

9(a). Master Custodian Contract between the Registrant and State Street Bank and Trust Company ("State Street") dated May 1, 1997. Incorporated herein by reference to Post-Effective Amendment No. 85.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 96.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 96.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 96.

10(a). Class A Shares Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Incorporated herein by reference to Post-Effective Amendment No. 85.

10(b). First Amendment to Class A Shares Amended and Restated Distribution Plan. Incorporated herein by reference to Post-Effective Amendment No. 96.


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

10(c). Class B Shares Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Incorporated herein by reference to Post-Effective Amendment No. 91 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed with the SEC on September 11, 2000 ("Post-Effective Amendment No. 91").

10(d). Class C Shares Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Incorporated herein by reference to Post-Effective Amendment No. 91.

10(e). 2006 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 101.

10(f). First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated herein by reference to Post-Effective Amendment No. 97 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 25, 2005 ("Post-Effective Amendment No. 97").

10(g). Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, effective September 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 97.

11. Opinion and consent of Kevin J. Carr, Esq. Incorporated herein by reference to the Registrant's Registration Statement on Form N-14 filed with the SEC on October 27, 2006 ("Form N-14 Registration Statement").

12.      Tax opinion and consent of counsel. To be filed by amendment.

13(a). Transfer Agency and Service Agreement between the Registrant and PEPCO, dated June 1, 1994. Incorporated herein by reference to Post-Effective Amendment No. 84 (File No. 002-14069) to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 27, 1997.

13(b). First Amendment to the Transfer Agency and Service Agreement between Registrant and PEPCO, dated February 28, 2004. Incorporated herein by reference to Post-Effective Amendment No. 97.

13(c). Second Amendment to the Transfer Agency and Service Agreement between Registrant and PEPCO, dated May 18, 2005. Incorporated herein by reference to Post-Effective Amendment No. 100.

13(d). Sub-Transfer Agency Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 100.

13(e). Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, dated November 19, 1997. Incorporated herein by reference to Post-Effective Amendment No. 85.

13(f). First Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, effective as of February 27, 1998. Incorporated herein by reference to Post-Effective Amendment No. 87 (File No. 002-14069) to the Registrant's

         Registration Statement on Form N-1A filed with the SEC on March 1, 1999 ("Post-Effective Amendment No. 87").

13(g). Second Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, dated July 31, 1998. Incorporated herein by reference to Post-Effective Amendment No. 87.

13(h). Third Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, effective as of January 1, 2003. Incorporated herein by reference to Post-Effective Amendment No. 96.

13(i). Fourth Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, effective as of October 21, 2004. Incorporated herein by reference to Post-Effective Amendment No. 97.

14. Consent of PricewaterhouseCoopers LLP with respect to Phoenix Nifty Fifty Fund of the Phoenix Investment Trust 06 and Phoenix Capital Growth Fund of the Registrant. Incorporated herein by reference to the Registrant's Form N-14 Registration Statement.

15.      Not applicable.

16. Power of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Marilyn E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck is filed herein.

17.      Form of Proxy Card. To be filed by amendment.


Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 16.12.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford, and State of Connecticut on the 21st day of November, 2006.

                                              PHOENIX SERIES FUND

                                              By:        /s/ George R. Aylward
                                                         ---------------------
                                              Name:      George R. Aylward
                                              Title:     President

         As required by the Securities Act of 1933, the following persons have signed this registration statement in the capacities indicated on the 21st day of November, 2006.

Signatures                          Title
----------                          -----

/s/ E. Virgil Conway                Trustee
-----------------------------
E. Virgil Conway*

W. Patrick Bradley                  Treasurer (Principal Financial and
-----------------------------       Accounting Officer)
W. Patrick Bradley

/s/ Harry Dalzell-Payne             Trustee
-----------------------------
Harry Dalzell-Payne*

/s/ George R. Aylward               President (Principal Executive Officer)
-----------------------------       and Trustee
George R. Aylward

/s/ Francis E. Jeffries             Trustee
-----------------------------
Francis E. Jeffries*

/s/ Leroy Keith, Jr.                Trustee
-----------------------------
Leroy Keith, Jr.*

/s/ Marilyn E. LaMarche             Trustee
-----------------------------
Marilyn E. LaMarche*

/s/ Philip R. McLoughlin            Chairman
-----------------------------
Philip R. McLoughlin*

/s/ Geraldine M. McNamara           Trustee
-----------------------------
Geraldine M. McNamara*

/s/ James M. Oates                  Trustee
-----------------------------
James M. Oates*

/s/ Richard E. Segerson             Trustee
-----------------------------
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck        Trustee
-----------------------------
Ferdinand L. J. Verdonck *


* By: /s/ George R. Aylward
      ---------------------
         George R. Aylward

         Attorney-in-fact, pursuant to powers of attorney.

                                  EXHIBIT INDEX

Exhibit         Item
-------         ----

16 Power of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Marilyn E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck.